Debt Instruments Issued and Other Financial Liabilities - Schedule of Composition (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt instruments issued
Debt instruments issued	$ 6,762,840	$ 6,204,856
Other financial liabilities
Other financial liabilities	42,435	13,123
Totals	6,805,275	6,217,979
Mortgage finance bonds [member]
Debt instruments issued
Debt instruments issued	24,035	30,846
Senior bond [member]
Debt instruments issued
Debt instruments issued	5,585,760	5,092,979
Subordinated Bonds [member]
Debt instruments issued
Debt instruments issued	1,153,045	1,081,031
Borrowings From Domestic Financial Institutions [member]
Other financial liabilities
Other financial liabilities	$ 42,435	$ 13,123